STOCKHOLDERS’ DEFICIENCY AND MEZZANINE EQUITY (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Equity [Abstract]
SCHEDULE OF WARRANTS OUTSTANDING

Warrant activity during the nine months ended December 31, 2023 is indicated below:

	Broker Warrants	Consultant and Noteholder Warrants	Warrants Issued on Convertible Notes	Total
As at March 31, 2023	139,865	279,341	888,277	1,307,483
Expired/cancelled	—	(25,347)	—	(25,347)
Exercised	—	—	—	—
Issued	69,062	—	868,029	937,091
As at December 31, 2023	208,927	253,994	1,756,306	2,219,227
Exercise Price	$2.09 to $37.56	$2.69 to $14.40	$6.36 to $9.00
Expiration Date	August 2026 to October 2033	December 2028 to December 2032	January 2024 to October 2024

Warrant issuances, exercises and expirations or cancellations during the fiscal years ended March 31, 2023 and 2022 as follows:

Warrant activity during the years ended March 31, 2023 and 2022 is indicated below:

	Broker Warrants	Consultant and Noteholder Warrants	Warrants Issued on Convertible Notes	Total
As at March 31, 2021	1,258,495	2,130,555	7,766,652	11,155,702
Expired/cancelled	(150,841)	(298,333)	-	(449,174)
Exercised	(662,389)	(242,500)	(555,029)	(1,459,918)
Issued	430,940	212,594	-	643,534
As at March 31, 2022	876,205	1,802,316	7,211,623	9,890,144
Expired/cancelled	(37,134)	(517,583)	(1,563,980)	(2,118,697)
Exercised	—	—	(318,396)	(318,396)
Issued	—	390,894	—	390,894
As at March 31, 2023	839,071	1,675,627	5,329,247	7,843,945
Exercise Price	$1.06 to $6.26	$0.45 to $3.15	$1.06 to $1.50
Expiration Date	August 2026 to January 2031	April 2023 to Dec 2032	January 2024 to February 2024

SCHEDULE OF STOCK OPTION ACTIVITIES

The following table summarizes the stock option activities during the nine months ended December 31, 2023:

	Number of Options	Weighted Average Exercise Price

Outstanding at March 31, 2023	1,264,890	$9.29
Granted	3,585	$2.79
Exercised	—	$—
Expired/Forfeited	(28,214)	$7.80
Outstanding at December 31, 2023	1,240,261	$9.32

The following table summarizes the stock option activities during the fiscal year ended March 31, 2023:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value(1)

Outstanding at March 31, 2022	7,409,714	$2.3466	5.75	$567,584
Granted	1,713,937	$1.1007	9.95	-
Exercised	(2,240)	$0.7400	-	-
Expired	(1,333,982)	$5.1150	4.83	-
Forfeited	(199,520)	$1.0830	6.86	-
Outstanding at March 31, 2023	7,587,909	$1.5487	6.30	$8,185,321
Vested and expected to vest at March 31, 2023	7,587,909	$1.5487	6.30	$8,185,321
Vested and exercisable at March 31, 2023	5,763,126	$1.6830	5.54	$6,990,741

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of our common stock as of March 31, 2023 and 2022 of $0.47 and $2.27 per share, respectively.

SCHEDULE OF FAIR VALUE OF OPTION GRANTED USING VALUATION ASSUMPTIONS

The fair value of each option granted is estimated at the time of grant using multi-nominal lattice model using the following assumptions, for each of the respective nine month periods ended December 31:

	2023	2022
Exercise price ($)	2.79	4.80
Risk free interest rate (%)	3.85	4.06
Expected term (Years)	10.0	5.00
Expected volatility (%)	117.1	113.9
Expected dividend yield (%)	0.00	0.00
Fair value of option ($)	2.30	3.92
Expected forfeiture (attrition) rate (%)	0.00	0.00

The fair value of each option granted is estimated at the time of grant using multi-nominal lattice model using the following assumptions, for each of the respective years ended March 31:

	2023	2022
Exercise price ($)	0.45 – 2.27	2.40-3.98
Risk free interest rate (%)	2.20 – 4.40	0.34 – 2.32
Expected term (Years)	10.0	2.0 – 10.0
Expected volatility (%)	71 – 121.2	106.6 – 129.9
Expected dividend yield (%)	0.00	0.00
Fair value of option ($)	0.36 – 1.995	1.19 – 3.52
Expected forfeiture (attrition) rate (%)	0.00	0.00

SCHEDULE OF SERIES B PREFERRED STOCK FOR MEZZANINE EQUITY

2023
$
Balance beginning of period – March 31	—
Net proceeds received pursuant to the issuance of preferred shares	1,900,000
Recognition of derivative liabilities (Note 8)	(642,417)
Conversion into common shares	(228,727)
Balance end of period – December 31	1,028,856